Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Total assets	₩ 38,154,515	₩ 35,066,012
Current assets	13,187,067	11,099,470
Non-current assets	24,967,448	23,966,542
Total liabilities	23,392,014	22,334,584
Current liabilities	13,994,817	11,006,948
Non-current liabilities	9,397,197	11,327,636
Revenue	29,878,043	24,261,561	₩ 23,475,567
Profit for the year	1,333,544	(76,147)	(2,872,078)
Other comprehensive income (loss)	701,612	158,414	204,258
Total comprehensive income (loss) for the year (Restated)	2,035,156	82,267	(2,667,820)
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	227,616	204,880
Current assets	175,730	143,086
Non-current assets	51,886	61,794
Total liabilities	105,023	85,224
Current liabilities	93,561	64,921
Non-current liabilities	11,462	20,303
Revenue	425,516	307,756	346,434
Profit for the year	13,364	9,615	13,672
Other comprehensive income (loss)	(1,258)	(409)	9,933
Total comprehensive income (loss) for the year (Restated)	₩ 12,106	₩ 9,206	₩ 23,605